Property, plant and equipment, net	6 Months Ended
Mar. 31, 2019
Property, plant and equipment, net
Property, plant and equipment, net

Note 5 — Property, plant and equipment, net

Property, plant and equipment, stated at cost less accumulated depreciation, consisted of the following:

	March 31,	September 30,
	2019	2018

Office equipment	$47,157	$39,755
Vehicles	69,926	68,307
Machinery and equipment	100,746	98,414
Leasehold improvements	120,432	117,645
Subtotal	338,261	324,121
Accumulated depreciation and amortization	(215,594)	(187,758)
Total	$122,667	$136,363

Depreciation expense was $22,976 and $6,464 for the six months ended March 31, 2019 and 2018, respectively.